Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2014	$ 98,945	$ 172,353	$ 166,745	$ (4,509)	$ (40,090)	$ 393,444
Net Income	0	0	42,238	0	0	42,238
Change in other comprehensive income (loss), net of tax	0	0	0	(272)	0	(272)
Stock option exercises	28	119	0	0	0	147
Cash dividend declared	0	0	(24,974)	0	0	(24,974)
Purchase of treasury stock	0	0	0	0	(147)	(147)
Sale of treasury stock	0	(1,233)	0	0	3,903	2,670
Stock based compensation expense	0	204	0	0	0	204
Balance at Dec. 31, 2015	98,973	171,443	184,009	(4,781)	(36,334)	413,310
Net Income	0	0	42,601	0	0	42,601
Change in other comprehensive income (loss), net of tax	0	0	0	(1,470)	0	(1,470)
Stock option exercises	241	1,127	0	0	0	1,368
Cash dividend declared	0	0	(25,093)	0	0	(25,093)
Purchase of treasury stock	0	0	0	0	(701)	(701)
Sale of treasury stock	0	(1,369)	0	0	3,816	2,447
Stock based compensation expense	0	224	0	0	0	224
Balance at Dec. 31, 2016	99,214	171,425	201,517	(6,251)	(33,219)	432,686
Net Income	0	0	43,145	0	0	43,145
Change in other comprehensive income (loss), net of tax	0	0	0	4,445	0	4,445
Stock option exercises	784	4,452	0	0	0	5,236
Cash dividend declared	0	0	(25,226)	0	0	(25,226)
Purchase of treasury stock	0	0	0	0	(4,608)	(4,608)
Sale of treasury stock	0	(376)	0	0	2,856	2,480
Stock based compensation expense	0	150	0	0	0	150
Balance at Dec. 31, 2017	$ 99,998	$ 175,651	$ 219,436	$ (1,806)	$ (34,971)	$ 458,308